Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long-term Investments [Abstract]
Equity method investments	¥ 3,224	$ 506
Equity investments without readily determinable fair values	2,919	458	¥ 2,919
Total	¥ 6,143	$ 964	¥ 2,919